Subsequent Events	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events	NOTE 13: Subsequent Events Management has evaluated subsequent events through June 3, 2021, which is the date which the condensed consolidated financial statements were available to be issued.

NOTE 14: Subsequent Events

The Company evaluated events occurring after the date of the consolidated financial statements (subsequent events) through March 17, 2021, the date the consolidated financial statements are available to be issued. The following events for which the Company believes disclosure is required were identified:

Merger with Decarbonization Plus Acquisition Corporation

On February 8, 2021, the Company entered into the Business Combination Agreement with DCRB to affect a business combination between DCRB and the Company with the Company surviving the merger and DCRB ceasing to exist (the “Transaction”). Upon closing of the Transaction, the combined operating company will be named Hyzon Motors Inc. and will continue to be listed on the Nasdaq and trade under the ticker symbol “HYZN.” Cash proceeds of the Transaction will be funded through a combination of DCRB’s $225.7 million of cash held in trust (assuming no redemptions) and an aggregate of $355.0 million in fully committed common stock transactions at $10.00 per share. The consummation of the proposed Transaction is subject to receipt of the requisite approval of the stockholders of each DCRB and the Company and the fulfillment of other closing conditions stated in the Business Combination Agreement.

Convertible Notes

In February 2021, the Company received proceeds of $45 million relating to convertible notes sold to an investor. The notes mature on February 1, 2023 and automatically convert to Hyzon Common Stock upon the closing of the business combination with DCRB or another similar qualified financing at a ratio based on 90% of the price per share paid by external investors in the Transaction with DCRB or another similar qualified financing.

Purchase of Facility

On January 19, 2021, the Company purchased a facility for $2.3 million in cash. The facility is intended to house certain administrative functions, as well as function as a location for the manufacturing of fuel cell stacks and engines.